Allowance for Loan Losses, Troubled Debt Restructurings (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Troubled Debt Restructuring [Abstract]
Accruing loans, current	$ 3,443	$ 2,998	$ 3,006
Accruing loans, 30-89 days past due	0	2,204	0
Nonaccrual	1,975	230	230
Total TDRs	5,418	5,432	3,236
Real Estate [Member]
Troubled Debt Restructuring [Abstract]
Accruing loans, current	3,443	2,998	3,006
Accruing loans, 30-89 days past due	0	2,204	0
Nonaccrual	1,975	230	230
Total TDRs	5,418	5,432	3,236
Real Estate [Member] | Construction & Land Development [Member]
Troubled Debt Restructuring [Abstract]
Accruing loans, current	0	0	0
Accruing loans, 30-89 days past due	0	0	0
Nonaccrual	0	0	0
Total TDRs	0	0	0
Real Estate [Member] | Farmland [Member]
Troubled Debt Restructuring [Abstract]
Accruing loans, current	0	0	0
Accruing loans, 30-89 days past due	0	0	0
Nonaccrual	0	0	0
Total TDRs	0	0	0
Real Estate [Member] | 1- 4 Family [Member]
Troubled Debt Restructuring [Abstract]
Accruing loans, current	0	0	0
Accruing loans, 30-89 days past due	0	1,752	0
Nonaccrual	1,745	0	0
Total TDRs	1,745	1,752	0
Real Estate [Member] | Multifamily [Member]
Troubled Debt Restructuring [Abstract]
Accruing loans, current	0	0	0
Accruing loans, 30-89 days past due	0	0	0
Nonaccrual	0	0	0
Total TDRs	0	0	0
Real Estate [Member] | Non-Farm Non-Residential [Member]
Troubled Debt Restructuring [Abstract]
Accruing loans, current	3,443	2,998	3,006
Accruing loans, 30-89 days past due	0	452	0
Nonaccrual	230	230	230
Total TDRs	3,673	3,680	3,236
Non-Real Estate [Member]
Troubled Debt Restructuring [Abstract]
Accruing loans, current	0	0	0
Accruing loans, 30-89 days past due	0	0	0
Nonaccrual	0	0	0
Total TDRs	0	0	0
Non-Real Estate [Member] | Agricultural [Member]
Troubled Debt Restructuring [Abstract]
Accruing loans, current	0	0	0
Accruing loans, 30-89 days past due	0	0	0
Nonaccrual	0	0	0
Total TDRs	0	0	0
Non-Real Estate [Member] | Commercial and Industrial [Member]
Troubled Debt Restructuring [Abstract]
Accruing loans, current	0	0	0
Accruing loans, 30-89 days past due	0	0	0
Nonaccrual	0	0	0
Total TDRs	0	0	0
Non-Real Estate [Member] | Consumer and Other [Member]
Troubled Debt Restructuring [Abstract]
Accruing loans, current	0	0	0
Accruing loans, 30-89 days past due	0	0	0
Nonaccrual	0	0	0
Total TDRs	$ 0	$ 0	$ 0